Earnings per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic EPS
Net income	$ 215,931	$ 157,436	$ 133,932
Shares (Denominator)	66,106,580	66,046,155	65,967,989
Per Share Amount	$ 3.27	$ 2.38	$ 2.03
Diluted EPS
Net Income	$ 215,931	$ 157,436	$ 133,932
Potential dilutive common shares and warrants	527,240	732,281	345,501
Shares (Denominator)	66,633,820	66,778,436	66,313,490
Per Share Amount (in dollars per share)	$ 3.24	$ 2.36	$ 2.02